Valuation and Qualifying Accounts (Details) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Activity in Valuation and Qualifying Accounts
Balance at Beginning of Year	$ 11,916	$ 29,650	$ 16,372
Charged to Cost and Expenses	116,742	94,678	115,478
Deductions	(114,824)	(112,412)	(102,200)
Balance at End of Year	$ 13,834	$ 11,916	$ 29,650